Accounts Receivable (Details) - Schedule of Allowance for Credit Losses - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable (Details) - Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the period	$ 5,005	$ 5,047	$ 5,047	$ 5,537	$ 10,111
Reversal of expenses	(545)	(514)
Write off		(103)	849	493	233
Exchange difference	28	(14)	86	243	(91)
Balance at end of the period	5,354	4,416	$ 5,005	$ 5,047	$ 5,537
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Accounts Receivable (Details) - Schedule of Allowance for Credit Losses [Line Items]
Cumulative-effect adjustment upon adoption of ASU2016-13, Financial instruments – Credit losses (Topic 326)	$ 866